SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,105,932		$ 1,105,932		$ 1,117,513
Revenue
Revenue	2,155,993	$ 1,885,322	5,818,963	$ 4,947,894
Canada [member]
IfrsStatementLineItems [Line Items]
Non-current assets	904,828		904,828		1,117,513
Revenue
Revenue	2,149,141	1,860,227	5,804,975	4,913,720
US Country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	201,104		201,104
Revenue
Revenue	$ 6,852	$ 25,095	$ 13,988	$ 34,174